Finance leases (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Finance Liability [Member]
Capital Leased Assets [Line Items]
Amount receivable in respect of finance leases	$ (2,880,000)	$ (2,880,000)
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	272,231,057	296,181,882
Amounts representing interest and deferred finance fees	(47,728,558)	(54,705,784)
Net minimum finance lease payments	224,502,499	241,476,098
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Adjusted net minimum finance lease payments	221,622,499	238,596,098
Current portion of finance lease obligations	18,438,015	26,589,017
Current portion of deferred finance fees	(694,830)	(739,817)
Non-current portion of finance lease obligations	209,723,850	218,985,447
Non-current portion of deferred finance fees	(2,964,536)	(3,358,549)
Total finance lease obligations	224,502,499	241,476,098
Net finance lease obligations	221,622,499	238,596,098
River Hudson LLC [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	0	10,380,600
Japanese Leases No.1 and 2 [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	33,832,800	36,253,400
Japanese Lease No.3 [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	16,687,500	17,870,500
CMBFL Leases No.1 to 4 [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	83,680,076	87,496,402
Ocean Yield ASA [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	63,880,620	66,563,040
Japanese Lease No.4 [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	25,020,695	26,061,943
China Huarong Leases [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	$ 49,129,366	$ 51,555,997